Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,208,633.58
Total Fee Amount	166.91
Total Offset Amount	0.00
Net Fee	$ 166.91
Offering Table N/A
Offset Table N/A	N/A